Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 665,388	$ 636,781	$ 494,768
Less accumulated depreciation	(472,798)	(402,614)	(316,478)
Property and equipment, net	192,590	234,167	178,290
Lab Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	587,650	587,650	463,817
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	36,149	17,973	11,258
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,178	21,747	10,282
Other Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,411	$ 9,411	$ 9,411